UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 12/31/2006

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2006

Nicholas Money Market Fund, Inc.

Consistency in a World of Change

[Oaktree Image]

700 North Water Street

Milwaukee, Wisconsin 53202

www.nicholasfunds.com

February 2007

Report to Fellow Shareholders:

During the first half of 2006 short-term interest rates continued to increase as the Federal Reserve Board (the "Fed") tightened the money supply by raising the Federal Funds target rate up one percent from 4.25% to 5.25%. The second half of 2006 was marked by stability as the target rate remained at 5.25% for the entire six-month period. The Nicholas Money Market Fund participated in these rate increases as discussed below.

Much of the economic news in 2006 centered on concerns involving the housing market, which until recent years, was booming. Existing and new home sales fell by nearly 10% in 2006, which not only affected the real-estate market directly, but also ancillary businesses, such as appliance and equipment manufacturers, that partly rely on housing turnover for revenues. Also, without the perceived increase in home values or the "wealth effect", consumers were more reluctant to continue spending. Hopefully, the real-estate sector has bottomed out and a soft-landing has taken hold. Despite the housing downturn and its effect on employment, the overall labor market in 2006 was tight as the 4.4% unemployment figure for the month of October 2006 was a five year low. This key risk of higher labor costs spurring on inflation is one reason the Fed kept an inflation risk bias throughout the second half of 2006.

Another inflation risk in 2006 revolved around energy costs. The CPI for 2006 rose 2.5% as overall energy costs increased 2.9%. Although the year had a net increase in energy costs, the second half of 2006 exhibited a sharp decline from the high levels experienced in the first half. Shelter costs were a large part of the 2006 CPI total increase. The advance estimate for real GDP year-over-year for 2006 is at a positive 3.4% which is close to the prior year increase of 3.1%. However, most of the 2006 increase came from the first quarter of the year.

The current and effective seven-day yields for Nicholas Money Market Fund as of December 31, 2006 were 4.82% and 4.93%, respectively compared to 3.77% and 3.84%, respectively as of December 31, 2005.

Selected total returns are provided in the chart below for the period ended December 31, 2006.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc.	4.58%	2.74%	2.07%	3.56%
Lipper Money Market Fund Category	4.20%	2.38%	1.73%	3.25%
Fund's Expense Ratio (from 04/30/06 Prospectus): 0.52%

The Fund's expense ratio for the period ended December 31, 2006 can be found in the financial highlights included within this report.

Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

Yields are net of expenses and assume reinvestment of all dividends and distributions.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

At December 31, 2006, the Fund's dollar weighted average portfolio maturity was 31 days. Nearly all of the Fund's holdings were in high quality corporate commercial paper. For the period ended December 31, 2006, the Fund ranked (based on total fund returns) within the top 21st percentile (72 out of 351 funds) for 12-month total return as compared to the Lipper Money Market Fund Category as reported by Lipper Analytical Services, Inc. ("Lipper"). For the 3-, 5-and 10-year periods the Fund ranked within the top 18th, 19th, and 19th percentile for average annual total return as reported by Lipper (58 out of 331, 53 out of 293 and 35 out of 185 funds, respectively). The average 12-month total return for the Lipper Money Market Fund Category at December 31, 2006 was 4.20% compared to the Fund's 4.58% total return.

In its January 2007 meeting the Fed kept the target rate the same at 5.25%. In this meeting the Fed expressed optimism on the way growth and prices had progressed from just a month earlier. Yet, there was continued concern regarding inflation, especially the core personal consumption expenditure price index ("PCE"), which was still above where the Fed prefers. The PCE is estimated to come in at around 2.4% year-over-year which is above the one-to-two percent Fed comfort level. Medical costs rose 0.8% in January 2007, the highest in 16 years and overall are 4.3% higher than last year. Even though January prices were higher than hoped, there is some expectation the increases were just normal seasonal spikes. During recent testimony to the Senate Banking Committee, Fed chief Ben Bernanke stated the risk that inflation will not gradually moderate is the "predominant policy concern." Economic growth is expected to be modest for the remainder of 2007, assuming sub-prime mortgage loans do not cause severe damage, which is one reason the Fed bias remains focused on inflation risk. Despite the Feds bias, many Fed watchers do not see much, if any, oscillation in Fed target rates and therefore, short-term rates in the near-term.

Thank you for your continued support.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Portfolio Manager

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (02/07)

Financial Highlights (NICXX)
For a share outstanding throughout the period
--------------------------------------------------------------------------------------
                                                     Year ended December 31,
                                         ---------------------------------------------
                                          2006      2005      2004      2003      2002
                                          ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .045      .027      .009      .007      .014
                                         -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.045)    (.027)    (.009)    (.007)    (.014)
                                         -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----     -----     -----     -----     -----
                                         -----     -----     -----     -----     -----

TOTAL RETURN ..........................  4.58%     2.75%      .91%      .75%     1.39%

SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..  $66.7     $89.8     $90.1    $101.1    $132.1
Ratio of expenses to
 average net assets ...................   .56%      .52%      .48%      .43%      .42%
Ratio of net investment income
 to average net assets ................  4.45%     2.74%      .91%      .75%     1.38%

The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
December 31, 2006 (unaudited)
-------------------------------------------------------------------------------

        VERTICAL BAR CHART PLOT POINTS
        1 Day ....................................     0.00%
        2 - 7 Days ...............................     6.25%
        8 - 30 Days ..............................    46.77%
        31 - 60 Days .............................    38.13%
        61 - 90 Days .............................     8.32%
        > 90 Days ................................     0.53%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended December 31, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       06/30/06         12/31/06       07/01/06 - 12/31/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,024.50             $2.74
        Hypothetical   1,000.00          1,022.29              2.74
         (5% return before expenses)

        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 183 then divided by 365 to reflect the one-half year period.

Statement of Net Assets
December 31, 2006
-----------------------------------------------------------------------------------------------------------

                                                                                   Yield to        Amortized
   Principal                                                       Maturity        Maturity           Cost
    Amount                                                          Date          (Note 1(b))     (Note 1(a))
 -------------                                                    ----------      -----------     -----------
COMMERCIAL PAPER - 100.48%
  $  400,000     BASF A.G.                                        01/02/2007         5.37%        $   400,000
     360,000     BNP Paribas Finance Inc.                         01/03/2007         5.37%            359,948
     400,000     Nordea North America Inc.                        01/03/2007         5.37%            399,942
   1,250,000     Toyota Motor Credit Corporation                  01/04/2007         5.36%          1,249,638
   1,000,000     Merrill Lynch & Co., Inc.                        01/05/2007         5.35%            999,565
     770,000     Procter & Gamble International Funding S.C.A.    01/05/2007         5.33%            769,664
     700,000     Nordea North America Inc.                        01/08/2007         5.35%            699,387
     750,000     Nordea North America Inc.                        01/08/2007         5.34%            749,345
     700,000     Procter & Gamble International Funding S.C.A.    01/08/2007         5.33%            699,390
     800,000     UBS Finance (Delaware) LLC                       01/08/2007         5.38%            799,301
     145,000     UBS Finance (Delaware) LLC                       01/08/2007         5.36%            144,874
     495,000     AIG Funding, Inc.                                01/09/2007         5.35%            494,498
   1,170,000     AT&T Inc.                                        01/09/2007         5.40%          1,168,790
     250,000     Prudential plc                                   01/09/2007         5.38%            249,745
   1,025,000     HSBC Finance Corporation                         01/10/2007         5.37%          1,023,809
     517,000     Prudential plc                                   01/10/2007         5.35%            516,397
     445,000     AIG Funding, Inc.                                01/11/2007         5.35%            444,420
     700,000     BASF A.G.                                        01/11/2007         5.35%            699,081
   1,100,000     Citigroup Funding Inc.                           01/11/2007         5.35%          1,098,562
     300,000     Bank of America Corporation                      01/12/2007         5.37%            299,563
     250,000     Barclays U.S. Funding LLC                        01/12/2007         5.36%            249,635
   1,100,000     Citigroup Funding Inc.                           01/12/2007         5.37%          1,098,402
   1,300,000     Prudential plc                                   01/12/2007         5.38%          1,298,100
   1,200,000     AIG Funding, Inc.                                01/16/2007         5.36%          1,197,562
   1,000,000     BNP Paribas Finance Inc.                         01/16/2007         5.35%            997,977
     900,000     Marshall & Ilsley Corporation                    01/17/2007         5.39%            898,035
     100,000     Bank of America Corporation                      01/18/2007         5.38%             99,766
     925,000     Bank of America Corporation                      01/18/2007         5.35%            922,850
   1,220,000     Bank of America Corporation                      01/18/2007         5.37%          1,217,153
     800,000     Danske Corporation                               01/18/2007         5.37%            798,140
     500,000     Danske Corporation                               01/18/2007         5.36%            498,838
     710,000     Danske Corporatoin                               01/18/2007         5.36%            708,343
     890,000     Marshall & Ilsley Corporation                    01/18/2007         5.39%            887,927
     325,000     BNP Paribas Finance Inc.                         01/19/2007         5.37%            324,192
     245,000     General Electric Capital Corporation             01/19/2007         5.37%            244,396
     631,000     UBS Finance (Delaware) LLC                       01/19/2007         5.37%            629,442
     375,000     UBS Finance (Delaware) LLC                       01/19/2007         5.36%            374,070
   1,215,000     American Honda Finance Corporation               01/22/2007         5.34%          1,211,470
     201,000     American Honda Finance Corporation               01/22/2007         5.34%            200,415
     900,000     Merrill Lynch & Co., Inc.                        01/22/2007         5.37%            897,385
     525,000     American Honda Finance Corporation               01/23/2007         5.35%            523,398
     400,000     LaSalle Bank Corporation                         01/23/2007         5.34%            398,779
   1,500,000     Procter & Gamble International Funding S.C.A.    01/23/2007         5.38%          1,495,380
     285,000     Prudential Financial, Inc.                       01/23/2007         5.40%            284,124
     950,000     HSBC Finance Corporation                         01/24/2007         5.38%            946,963
   1,010,000     UBS Finance (Delaware) LLC                       01/24/2007         5.38%          1,006,766
     835,000     Toyota Motor Credit Corporation                  01/25/2007         5.37%            832,210
     500,000     ANZ National (International) Ltd.                01/26/2007         5.37%            498,257
   1,350,000     Coca-Cola Enterprises Inc.                       01/26/2007         5.36%          1,345,266
     190,000     General Electric Capital Corporation             01/26/2007         5.38%            189,337
     690,000     Coca-Cola Enterprises Inc.                       01/29/2007         5.34%            687,293
   1,500,000     Credit Suisse First Boston (USA) Inc.            01/30/2007         5.38%          1,493,886
     494,000     Danske Corporation                               01/30/2007         5.38%            491,986
   1,500,000     Chevron Funding Corporation                      01/31/2007         5.32%          1,493,717
   1,435,000     Siemens Capital Company, LLC                     01/31/2007         5.34%          1,428,943
     470,000     General Electric Capital Corporation             02/01/2007         5.38%            467,952
     880,000     Goldman Sachs Group, Inc. (The)                  02/02/2007         5.40%            875,991
     775,000     Nordea North America Inc.                        02/02/2007         5.37%            771,496
   1,750,000     Goldman Sachs Group, Inc. (The)                  02/05/2007         5.33%          1,741,389
     180,000     UBS Finance (Delaware) LLC                       02/05/2007         5.36%            179,109
     500,000     Marshall & Ilsley Corporation                    02/06/2007         5.39%            497,443
   1,000,000     American Honda Finance Corporation               02/07/2007         5.34%            994,780
   1,000,000     Toyota Motor Credit Corporation                  02/08/2007         5.38%            994,615
   1,650,000     Prudential Financial, Inc.                       02/09/2007         5.36%          1,640,856
     780,000     Merrill Lynch & Co., Inc.                        02/12/2007         5.34%            775,372
   1,250,000     General Electric Capital Corporation             02/13/2007         5.40%          1,242,358
     900,000     Barclays U.S. Funding LLC                        02/14/2007         5.36%            894,367
   1,000,000     Credit Suisse First Boston (USA) Inc.            02/14/2007         5.38%            993,741
   1,000,000     Citigroup Funding Inc.                           02/15/2007         5.37%            993,608
     700,000     Morgan Stanley                                   02/16/2007         5.36%            695,415
     900,000     ANZ National (International) Ltd.                02/20/2007         5.39%            893,544
     495,000     AIG Funding, Inc.                                02/21/2007         5.34%            491,404
   1,850,000     AT&T Inc.                                        02/22/2007         5.37%          1,836,241
   1,425,000     Chevron Funding Corporation                      02/23/2007         5.35%          1,414,276
     500,000     HSBC Finance Corporation                         02/26/2007         5.37%            496,005
     495,000     General Electric Capital Corporation             02/27/2007         5.35%            490,973
     595,000     Marshall & Ilsley Corporation                    02/27/2007         5.38%            590,141
     515,000     Bank of America Corporation                      03/01/2007         5.37%            510,652
     500,000     Prudential plc                                   03/01/2007         5.36%            495,787
   1,850,000     Barclays U.S. Funding LLC                        03/05/2007         5.36%          1,833,369
   1,300,000     Morgan Stanley                                   03/06/2007         5.38%          1,288,102
     395,000     BNP Paribas Finance Inc.                         03/07/2007         5.37%            391,331
   1,065,000     Morgan Stanley                                   03/07/2007         5.39%          1,055,079
     360,000     ABN AMRO North America, Inc.                     04/05/2007         5.33%            355,192
                                                                                                  -----------
                                  TOTAL COMMERCIAL PAPER ........................................  67,036,910
                                                                                                  -----------

VARIABLE RATE SECURITIES --- 0.02%
      12,711     American Family Financial Services, Inc. (1)     01/02/2007         5.10%             12,711
                                                                                                  -----------

                                  TOTAL INVESTMENTS - 100.50%. ..................................  67,049,621
                                                                                                  -----------
                                  LIABILITIES, NET OF OTHER ASSETS - (0.50)% ....................    (334,991)
                                                                                                  -----------

                                  TOTAL NET ASSETS (basis of percentages disclosed above) - 100%  $66,714,630
                                                                                                  -----------
                                                                                                  -----------

NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized),
 offering price and redemption price ($66,714,630 / 66,714,630 shares outstanding) ..............       $1.00
                                                                                                        -----
                                                                                                        -----

(1)  Subject to a demand feature as defined by the Securities and Exchange Commission.

            The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended December 31, 2006
-------------------------------------------------------------------------------

INCOME
    Interest ..................................................     $3,537,016
                                                                    ----------

EXPENSES
    Management fee ............................................        211,186
    Accounting and administrative fees ........................         44,201
    Transfer agent fees .......................................         35,780
    Registration fees .........................................         27,510
    Audit and tax fees ........................................         19,075
    Accounting system and pricing service fees ................         12,556
    Legal fees ................................................         11,690
    Directors' fees ...........................................         11,440
    Postage and mailing .......................................          7,766
    Printing ..................................................          5,167
    Insurance .................................................          4,839
    Custodian fees ............................................          3,465
    Other operating expenses ..................................          2,928
                                                                    ----------
         Total expenses .......................................        397,603
                                                                    ----------
         Net investment income ................................     $3,139,413
                                                                    ----------
                                                                    ----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
-------------------------------------------------------------------------------
                                                 2006                2005
                                             ------------        ------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .................. $  3,139,413        $  2,489,687
                                             ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............   (3,139,413)         (2,489,687)
                                             ------------        ------------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ...........    41,074,080          40,124,531
    Reinvestment of distributions .........     3,105,096           2,276,870
    Cost of shares redeemed ...............   (67,239,426)        (42,709,456)
                                             ------------        ------------
         Decrease in net assets
          derived from capital share
          transactions .....................  (23,060,250)           (308,056)
                                             ------------        ------------
         Total decrease in net assets ......  (23,060,250)           (308,056)
                                             ------------        ------------

NET ASSETS
    Beginning of period ....................   89,774,880          90,082,936
                                             ------------        ------------
    End of period .........................  $ 66,714,630        $ 89,774,880
                                             ------------        ------------
                                             ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
December 31, 2006
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:

    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.

    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of December 31, 2006, the Fund's dollar-weighted average portfolio maturity was 31 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.

         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $3,139,413 and $2,489,687 of ordinary income during the years ended
         December 31, 2006 and 2005, respectively.  There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of December 31, 2006.

    (e)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         As of December 31, 2006, the Fund owed the Adviser $19,055 for advisory, accounting and administrative services.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses
         (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2006.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $44,201 for accounting and administrative services during the year ended December 31, 2006.

    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $7,190 for the year ended December 31, 2006 for legal services rendered by this law firm.

(3) Future Adoption of New Accounting Standards --
    On July 13, 2006, the Financial Accounting Standards Board ("FASB")
    released FASB Interpretation No. 48 "Accounting for Uncertainty in Income
    Taxes" ("FIN 48").  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not"
    of being sustained by the applicable tax authority.  To the extent that a tax benefit of a position is deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the Statement of
    Operations.  The adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006.  The Fund will apply FIN 48 to all open tax years on the date of adoption.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

    In September 2006, the FASB issued Statement on Financial Accounting
    Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15,
    2007 and interim periods within those fiscal years.  As of December 31,
    2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

To the Stockholders and Board of Directors of Nicholas Money Market Fund, Inc.:

We have audited the accompanying statement of net assets of Nicholas Money
Market Fund, Inc. (the "Fund") as of December 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin
February 12, 2007

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Semiannual Report dated June 30,
2006.

Tax Information
December 31, 2006 (unaudited)
------------------------------------------------------------------------------
The Fund designates none of its ordinary income distribution for the year ended
December 31, 2006 as qualified dividend income under the Jobs and Growth Tax
Relief Reconciliation Act of 2003.

For the year ended December 31, 2006, none of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Fund had no capital gain distributions during the year ended December 31,
2006, and therefore does not designate an amount as a capital gain dividend for this period.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Directors and Officers of the Fund
(unaudited)
-----------------------------------------------------------------------------------------------------------------------

    The following table sets forth the pertinent information about the Fund's directors and officers as of December 31,
2006.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.

                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
   Name and Age                    With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR
Albert O. Nicholas, 75 (1), (3)  President and  (2), 19 years  Chief Executive Officer,           3            None
                                 Director                      President, and Chairman of
                                                               the Board, Nicholas Company, Inc.,
                                                               the Adviser to the Fund.  He is
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc. and Nicholas Equity
                                                               Income Fund, Inc.  He formerly
                                                               was the sole Portfolio Manager of
                                                               these funds since each fund's
                                                               inception.

DISINTERESTED DIRECTORS
Timothy P. Reiland, 50           Director       (2), 4 years   Private Investor, Consultant,      6            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.

Jay H. Robertson, 55             Director       (2), 12 years  Private Investor, April 2000       7            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.

OFFICERS
David L. Johnson, 64 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  19 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.

David O. Nicholas, 45 (3)        Senior Vice     Annual,       Chief Investment Officer and
                                 President       12 years      Director, Nicholas Company,
                                                               Inc., the Adviser to the
                                                               Fund. He is Portfolio Manager
                                                               of Nicholas II, Inc. and
                                                               Nicholas Limited Edition, Inc.
                                                               and is Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.,
                                                               Nicholas High Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.

Jeffrey T. May, 50               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President,      19 years      and Chief Compliance Officer, Nicholas
                                 Secretary,                    Company, Inc., the Adviser to the
                                 Treasurer,                    Fund.
                                 Chief
                                 Compliance
                                 Officer and
                                 Portfolio
                                 Manager

Lawrence J. Pavelec, 48          Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       2 years       Company, Inc., the Adviser to the
                                                               Fund.  He has been Co-Portfolio
                                                               Manager of Nicholas High Income Fund,
                                                               Inc. since April 2003.  He was a
                                                               portfolio manager for Brandes
                                                               Investment Partners from 1999 to
                                                               April 2003.

Lynn S. Nicholas, 50 (3)         Vice President  Annual,       Senior Vice President, Nicholas
                                                 19 years      Company, Inc. the Adviser to the
                                                               Fund.

Candace L. Lesak, 49             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 14 years      the Adviser to the Fund.
____________________

(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Fund, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer,
        President and a Director of the Adviser and owns 97% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is a brother-in-law of Albert O. Nicholas.

    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-544-6547 (toll-free)
or 414-276-0535.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Money Market Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

      We collect the following non-public personal information about you:

      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.

      * Other general information that we may obtain about you such as demographic information.

              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

      We may share non-public personal information about you:

      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

      * With a party representing you, with your consent, such as your broker or lawyer.

      * When required by law, such as in response to a subpoena or other legal process.

      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

December 31, 2006

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 6, 2006

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,600 in 2006 and $15,800 in 2005.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,475 in 2006 and $2,350 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2007

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/28/2007